Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amounts and classification of assets and liabilities for variable interest entities in our Consolidated Balance Sheet as of December 31, 2018 and 2017 are as follows:

(dollars in millions)	2018	2017
Current assets	$4,732	$3,976
Noncurrent assets	1,600	1,534
Total assets	$6,332	$5,510
Current liabilities	$4,946	$3,601
Noncurrent liabilities	1,898	2,086
Total liabilities	$6,844	$5,687